UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   October 28, 2009

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  65737

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              00206r102      330    12200 SH       SOLE                    12200
Adobe Systems                  COM              00724F101     1369    41430 SH       SOLE                    41430
Alcon                          COM              H01301102     1406    10140 SH       SOLE                    10140
Altria Group                   COM              02209S103      264    14800 SH       SOLE                    14800
America Movil                  COM              02364W105     1825    41645 SH       SOLE                    41645
American Tower                 COM              029912201     2870    78850 SH       SOLE                    78850
Amphenol                       COM              032095101     2277    60440 SH       SOLE                    60440
Apple Computer                 COM              037833100     2284    12320 SH       SOLE                    12320
Autodesk                       COM              052769106     1376    57830 SH       SOLE                    57830
Baxter International           COM              071813109     2997    52565 SH       SOLE                    52565
Berkshire Hathaway B           COM              084670207     2496      751 SH       SOLE                      751
Boardwalk Pipeline Partners    COM              096627104      248    10000 SH       SOLE                    10000
CVS Caremark                   COM              126650100     2897    81065 SH       SOLE                    81065
Cisco Systems                  COM              17275R102     3011   127925 SH       SOLE                   127925
Colgate Palmolive              COM              194162103     2547    33395 SH       SOLE                    33395
ConocoPhillips                 COM              20825C104      533    11800 SH       SOLE                    11800
Core Laboratories              COM              N22717107     1286    12470 SH       SOLE                    12470
Danaher                        COM              235851102     2295    34095 SH       SOLE                    34095
Diageo                         COM              25243Q205     1931    31410 SH       SOLE                    31410
EOG Resources                  COM              26875P101     1794    21483 SH       SOLE                    21483
Enbridge                       COM              29250N105     2285    58890 SH       SOLE                    58890
Enbridge Energy Partners       COM              29250R106      259     5750 SH       SOLE                     5750
Enterprise Products Prtnrs     COM              293792107      283    10000 SH       SOLE                    10000
Franklin Resources             COM              354613101     1874    18625 SH       SOLE                    18625
General Electric               COM              369604103      247    15050 SH       SOLE                    15050
Genzyme                        COM              372917104     1994    35145 SH       SOLE                    35145
JP Morgan Chase                COM              46625H100     1614    36835 SH       SOLE                    36835
Johnson & Johnson              COM              478160104     2998    49232 SH       SOLE                    49232
Kinder Morgan Energy LP        COM              494550106      270     5000 SH       SOLE                     5000
Kraft Foods                    COM              50075N104      372    14150 SH       SOLE                    14150
MICROS Systems                 COM              594901100     1494    49480 SH       SOLE                    49480
Merck                          COM              589331107      606    19150 SH       SOLE                    19150
Microsoft                      COM              594918104     1269    49320 SH       SOLE                    49320
Monsanto                       COM              61166W101     1564    20212 SH       SOLE                    20212
Nike                           COM              654106103     1264    19535 SH       SOLE                    19535
Novo Nordisk                   COM              670100205     1631    25905 SH       SOLE                    25905
PepsiCo                        COM              713448108     2346    39995 SH       SOLE                    39995
Philip Morris International    COM              718172109      634    13000 SH       SOLE                    13000
Plains All Amer Pipeline LP    COM                             231     5000 SH       SOLE                     5000
Potlatch                       COM              737630103      242     8500 SH       SOLE                     8500
Qiagen                         COM              N72482107      727    34177 SH       SOLE                    34177
United Technologies            COM              913017109     2407    39510 SH       SOLE                    39510
VF Corp                        COM              918204108     1631    22515 SH       SOLE                    22515
Standard&Poors                                  78462F103     1460 13828.000SH       SOLE                13828.000